Short-term loan (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Short-Term Debt [Line Items]
Short-term loan	¥ 1,207,773	¥ 1,220,957	$ 172,709
Revolving Credit Facility
Short-Term Debt [Line Items]
Term of the debt	1 year	1 year
Maximum borrowing capacity	¥ 3,632,000	¥ 3,890,000
Short-term loan	1,012,928	936,454
Debt Instrument, Unused Borrowing Capacity, Amount	2,104,545	2,392,874
Letters Of Guarantee
Short-Term Debt [Line Items]
Credit facilities used to issue letter of guarantee	128,282	133,051
Notes Payable
Short-Term Debt [Line Items]
Maximum borrowing capacity	¥ 386,245	¥ 427,621